General and Administration Expenses	12 Months Ended
Dec. 31, 2012
General And Administration Expenses [Abstract]
General Administration Expenses [Text Block]

18.      General and Administration Expenses:
General and administrative expenses are analyzed as follows:

	2012	2011	2010
Auditors' and accountants' fees	712	752	994
Professional services	2,142	1,844	1,615
Salaries, BOD remuneration and other compensation	2,210	3,219	3,159
Directors and Officers Insurance	137	173	166
Other	1,136	2,082	1,672
Total	6,337	8,070	7,606

Other expenses are analyzed as follows:

	2012	2011	2010
Seanergy's executive office expenses	136	110	134
MCS office rent	112	561	654
Travel and transportation	132	236	116
Subscriptions	94	146	118
Other	662	1,029	650
Total	1,136	2,082	1,672